Cover	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	20-F/A
Amendment Flag	true
Amendment description	This Amendment No. 1 to the Annual Report on Form 20-F of Infobird Co., Ltd for the fiscal year ended December 31, 2020 (the “Form 20-F”) is being filed solely for purposes of including the XBRL exhibits which were inadvertently stripped from the Form 20-F when the Form 20-F was transmitted to the Securities and Exchange Commission. No other changes have been made to the Form 20-F.
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Infobird Co., Ltd
Entity Central Index Key	0001815566
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	19,000,000
Entity Incorporation, State or Country Code	E9